                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-07868
                                     -------------------------------------------

                 Van Kampen Advantage Municipal Income Trust II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     522 Fifth Avenue, New York, New York                               10036
--------------------------------------------------------------------------------
   (Address of principal executive offices)                           (Zip code)

                              Amy R. Doberman, Esq.

                                Managing Director

                           Van Kampen Investments Inc.

                                522 Fifth Avenue

                            New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397
                                                    ----------------------------

Date of fiscal year end:  10/31
                          ------------------

Date of reporting period: 7/1/07-6/30/08
                          ------------------

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07868
Reporting Period: 07/01/2007 - 06/30/2008
Van Kampen Advantage Municipal Income Trust II









================ VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II ================


VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

Ticker:       VKI            Security ID:  92112K107
Meeting Date: JUN 18, 2008   Meeting Type: Annual
Record Date:  APR 23, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director R. Craig Kennedy           For       Did Not    Management
                                                          Vote
1.2   Elect Director Jack E. Nelson             For       Did Not    Management
                                                          Vote

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  Van Kampen Advantage Municipal Income Trust II
               -----------------------------------------------------------------


By  (Signature and Title):                    /s/ Jerry Miller
                            ----------------------------------------------------
                                                Jerry Miller

                                President and Principal Executive Officer --
                                             Office of the Funds
                            ----------------------------------------------------



Date  August 28, 2008
      --------------------------------------------------------------------------